DEBT AND CAPITAL LEASES (Tables)	12 Months Ended
Dec. 30, 2017
DEBT AND CAPITAL LEASES
Schedule of long-term debt, including its respective interest rates, and capital lease obligations

(In millions)	2017	2016

Long-term debt and capital leases
Medium-term notes:
Series 1995 due 2020 through 2025	$44.9	$44.9
Long-term notes:
Senior notes due 2017 at 6.6%	–	249.7
Senior notes due 2020 at 5.4%	249.5	249.3
Senior notes due 2023 at 3.4%	248.7	248.4
Senior notes due 2025 at 1.25%	588.4	–
Senior notes due 2033 at 6.0%	148.7	148.6
Capital leases	25.0	25.2
Other borrowings (1)	16.6	–
Less amount classified as current	(5.5)	(252.7)

Total long-term debt and capital leases (2)	$1,316.3	$713.4

(1)	Other borrowings consisted of long-term bank borrowings by foreign subsidiaries.
(2)	Includes unamortized debt issuance cost and debt discount of $7.1 million and $.7 million as of year-end 2017, respectively, and $3.6 million and $.4 million as of year-end 2016, respectively.

Schedule of maturities of long-term debt and capital lease payments for each of the next five fiscal years and thereafter
Year	(In millions)

2018 (classified as current)	$6.4
2019	19.9
2020	269.3
2021	3.9
2022	3.4
2023 and thereafter	1,030.6